Share-based compensation - Restricted stocks unit (Details)													12 Months Ended
	Aug. 01, 2024 shares	Jun. 01, 2024 shares	Jan. 10, 2024 shares	Dec. 01, 2023 shares	Mar. 03, 2022 shares	Nov. 10, 2021 shares	Oct. 31, 2020 shares	Apr. 30, 2020 shares	Jan. 21, 2020 shares	Nov. 20, 2019 shares	Aug. 13, 2019 shares	Apr. 15, 2019 shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Share-based compensation
Expiration term													10 years
Stock options cancelled (in shares)													203,000
Minimum
Share-based compensation
Vesting term													3 years
Maximum
Share-based compensation
Vesting term													4 years
Restricted stock units
Share-based compensation
Expiration term												0 years	10 years
Vesting term	3 years	3 years	3 years	3 years	3 years
Incremental compensation expenses														¥ 360,592	$ 52,281
Number of Restricted Shares
Outstanding opening balance (in shares)													13,915,643
Granted (in shares)													7,210,000
Vested (in shares)													7,341,375
Forfeited (in shares)													408,998
Outstanding ending balance (in shares)													13,375,270
Weighted-Average Grant-Date Fair Value
Outstanding opening balance (in dollars per share) | ¥ / shares													¥ 4.95
Granted (in dollars per share) | ¥ / shares													4.91
Vested (in dollars per share) | ¥ / shares													4.93
Forfeited (in dollars per share) | ¥ / shares													4.97
Outstanding ending balance (in dollars per share) | ¥ / shares													¥ 4.94
Restricted stock units | Minimum
Share-based compensation
Vesting term												2 years	3 years
Restricted stock units | Maximum
Share-based compensation
Vesting term												3 years	4 years
Restricted stock units | Directors
Number of Restricted Shares
Granted (in shares)	540,000	270,000	6,400,000	180,000	810,000							150,000
Restricted stock units | Certain employees
Number of Restricted Shares
Granted (in shares)							550,000	673,300	4,600,000	1,789,400
Restricted stock units | Certain senior managements
Share-based compensation
Stock options cancelled (in shares)										250,000	1,500,000
Number of Restricted Shares
Granted (in shares)										250,000	1,500,000
Restricted stock units | Certain senior managements and employees
Share-based compensation
Unvested share options granted						26,657,998
Expiration term						10 years
Restricted stock units | Certain senior managements and employees | Minimum
Share-based compensation
Vesting term						3 years
Restricted stock units | Certain senior managements and employees | Maximum
Share-based compensation
Vesting term						4 years